SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF ALLSPRING INTERNATIONAL AND GLOBAL EQUITY FUNDS
For the Allspring Special Global Small Cap Fund
Allspring Special International Small Cap Fund
(each a “Fund”, and together the “Funds”)

Special Global Small Cap Fund: Effective December 1, 2026, Stephen Giggie, CFA, Brian Martin, CFA, James M. Tringas, CFA and Bryant VanCronkhite, CFA, CPA are each removed as a portfolio manager to the Fund.

Effective December 1, 2026, Justin P. Carr, CFA and Vince Fioramonti, CFA are each added as a portfolio manager to the Fund.

Special International Small Cap Fund: Effective December 1, 2026, Stephen Giggie, CFA, James M. Tringas, CFA and Bryant VanCronkhite, CFA, CPA are each removed as a portfolio manager to the Fund.

Effective December 1, 2026, Justin P. Carr, CFA and Robert M. Wicentowski, CFA are each added as a portfolio manager to the Fund.

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the following Other Managed Accounts tables are added and the Portfolio Manager Fund Holdings table is amended to include the following:

Justin P. Carr, CFA[1]	Registered Investment Companies
	Number of Accounts	6
	Total Assets Managed	$2.62 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$476.70 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	23
	Total Assets Managed	$827.21 M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$4.02 M
1.	Mr. Carr became a portfolio manager of each Fund on December 1, 2026. The information presented in this table is as of October 31, 2025, at which time Mr. Carr was not a portfolio manager of each Fund.

Vince Fioramonti, CFA[1]	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$1.40 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$119.35 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1.	Mr. Fioramonti became a portfolio manager of the Special Global Small Cap Fund on December 1, 2026. The information presented in this table is as of October 31, 2025, at which time Mr. Fioramonti was not a portfolio manager of the Special Global Small Cap Fund.

Robert M. Wicentowski, CFA[1]	Registered Investment Companies
	Number of Accounts	6
	Total Assets Managed	$4.21 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$357.35 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	15
	Total Assets Managed	$695.44 M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$4.02 M
1.	Mr. Wicentowski became a portfolio manager of the Special International Small Cap Fund on December 1, 2026. The information presented in this table is as of October 31, 2025, at which time Mr. Wicentowski was not a portfolio manager of the Special International Small Cap Fund.

Portfolio Manager Fund Holdings
SUB-ADVISER / PORTFOLIO MANAGER	FUND	DOLLAR RANGE OF HOLDINGS IN FUND
Allspring Investments
Justin P. Carr, CFA	Special Global Small Cap Fund Special International Small Cap Fund	$0[1] $0[1]
Vince Fioramonti, CFA	Special Global Small Cap Fund	$0[2]
Robert M. Wicentowski, CFA	Special International Small Cap Fund	$0[3]
1.	Mr. Carr became a portfolio manager of each Fund on December 1, 2026. The information presented in this table is as of October 31, 2025, at which time Mr. Carr was not a portfolio manager of each Fund.
2.	Mr. Fioramonti became a portfolio manager of the Special Global Small Cap Fund on December 1, 2026. The information presented in this table is as of October 31, 2025, at which time Mr. Fioramonti was not a portfolio manager of the Special Global Small Cap Fund.
3.	Mr. Wicentowski became a portfolio manager of the Special International Small Cap Fund on December 1, 2026. The information presented in this table is as of October 31, 2025, at which time Mr. Wicentowski was not a portfolio manager of the Special International Small Cap Fund.

September 22, 2026